Intangible Assets, Net - Schedule of Intangible Assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Assets [Abstract]
Copyrights	¥ 3,731,250	$ 519,065	¥ 3,731,250
Non-compete agreements	42,200,000	5,870,569	42,200,000
Subtotal	45,931,250	6,389,634	45,931,250
Less: accumulated amortization	(45,931,250)	(6,389,634)	(45,931,250)
Intangible assets, net